REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS [Abstract]
Regulatory Capital
The Bank’s actual capital amounts and ratios are presented in the following table:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio

At December 31, 2013
Tangible capital (to tangible assets)	$86,550	10.35%	$12,544	1.50%	$—	N/	A
Core capital (to adjusted tangible assets)	86,550	10.35%	33,450	4.00%	41,812	5.00%
Tier 1 capital (to risk weighted assets)	86,550	16.23%	21,334	4.00%	32,001	6.00%
Total Risk	93,125	17.46%	42,668	8.00%	53,336	10.00%

At December 31, 2012
Tangible capital (to tangible assets)	73,612	10.45%	10,562	1.50%	—	N/	A
Core capital (to adjusted tangible assets)	73,612	10.45%	28,164	4.00%	35,206	5.00%
Tier 1 capital (to risk weighted assets)	73,612	16.63%	17,703	4.00%	26,555	6.00%
Total Risk	79,161	17.89%	35,407	8.00%	44,259	10.00%